LEASES (Details 1) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 46,414
2023	84,175	$ 184,480
2023		84,175
Total undiscounted cash flows	130,589	268,656
Less: 10% Present value discount	(11,411)	(26,025)
Lease liability	$ 119,178	$ 242,631	$ 388,398